Auer Growth Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
COMMON STOCKS — 93.95% Shares Fair Value
Communication Services — 0.94%
Perion Network Ltd.
(a)
12,500 $ 414,875
Consumer Discretionary — 4.85%
BorgWarner, Inc. 10,700 436,025
General Motors Co. 21,000 703,710
Hibbett, Inc. 7,500 347,325
Marine Products Corp. 18,000 251,820
Sadot Group Inc.
(a)
200,000 208,000
Virco Manufacturing Corp.
(a)
40,000 183,600
2,130,480
Energy — 38.76%
CONSOL Energy, Inc. 15,000 1,290,600
DHT Holdings, Inc. 23,000 212,750
Dorian LPT Ltd. 38,000 980,400
Euronav NV 13,000 223,860
Evolution Petroleum Corp. 40,000 338,400
GEOSPACE TECHNOLOGIES CORP
(a)
28,000 267,680
Hallador Energy Co.
(a)
43,000 461,820
Helmerich & Payne, Inc. 25,000 999,750
International Seaways, Inc. 12,000 515,640
Liberty Oilfield Services, Inc., Class A 33,000 526,350
Matador Resources Co. 10,500 666,750
Murphy Oil Corp. 24,500 1,112,300
NexTier Oilfield Solutions, Inc.
(a)
22,500 238,725
Nordic American Tankers Ltd. 53,000 207,230
North American Construction Group Ltd. 31,000 766,010
Obsidian Energy Ltd.
(a)
70,000 495,600
Patterson-UTI Energy, Inc. 30,000 424,200
PBF Energy, Inc., Class A 21,000 984,690
Peabody Energy Corp. 17,000 366,860
Phillips 66 9,500 1,084,520
Precision Drilling Corp.
(a)
17,000 1,120,640
ProPetro Holding Corp.
(a)
60,000 578,400
Range Resources Corp. 30,000 971,400
Ring Energy, Inc.
(a)
250,000 472,500
Teekay Tankers Ltd., Class A 30,000 1,220,400
Tenaris SA - ADR 6,700 213,931
Ultralife Corporation
(a)
29,000 274,630
17,016,036
Financials — 11.78%
Banco Latinoamericano de Comercio Exterior, S.A., E 15,500 365,800
Bayfirst Financial Corp. 12,500 170,250
BCB Bancorp, Inc. 12,500 142,250
California BanCorp
(a)
12,200 228,506
Employers Holdings, Inc. 10,700 419,761

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
COMMON STOCKS — 93.95% - (continued) Shares Fair Value
Financials — 11.78% - (continued)
First US Bancshares, Inc. 11,500 $ 100,280
FRANKLIN BSP REALTY TRUST IN 16,300 230,482
Greenlight Capital Re, Ltd., Class A
(a)
39,000 430,170
Investar Holding Corp. 11,500 150,650
Mercantile Bank Corp. 7,800 260,364
Northeast Community Bancorp, Inc. 13,500 214,110
Oppenheimer Holdings, Inc., Class A 5,500 209,550
Peoples Bancorp of North Carolina, Inc. 10,000 210,600
Preferred Bank 4,400 273,284
SiriusPoint Ltd.
(a)
43,000 475,580
Sound Financial Bancorp Inc 6,000 225,420
Third Coast Bancshares, Inc.
(a)
13,000 244,660
Wells Fargo & Co. 20,000 825,800
5,177,517
Health Care — 6.02%
Amylyx Pharmaceuticals, Inc.
(a)
21,000 452,760
ANI Pharmaceuticals, Inc.
(a)
9,300 598,827
Harmony Biosciences Holdings, Inc.
(a)
26,000 942,500
Protalix Biotherapeutics Inc
(a)
120,000 226,800
Semler Scientific Inc.
(a)
16,000 421,760
2,642,647
Industrials — 18.66%
Art's-Way Manufacturing Co., Inc.
(a)
60,000 156,000
Costamare, Inc. 32,000 329,920
Emeren Group Ltd. - ADR
(a)
53,000 183,910
Euroseas Ltd. 37,500 1,031,250
Greenbrier Companies, Inc. (The) 15,300 651,168
H&E Equipment Services, Inc. 9,500 430,540
Hyster-Yale Materials Handling, Inc., Class A 17,500 799,225
Kimball Electronics, Inc.
(a)
19,000 573,610
Miller Industries, Inc. 12,200 488,000
PACCAR, Inc. 6,000 493,740
Sun Country Airlines Holdings, Inc.
(a)
25,000 372,250
Tacnoglass, Inc. 6,000 233,820
Terex Corp. 15,000 909,150
Thermon Group Holdings, Inc.
(a)
20,000 549,600
Titan Machinery, Inc.
(a)
7,000 217,140
VirTra, Inc.
(a)
59,000 383,500
Willis Lease Finance Corp.
(a)
9,200 392,196
8,195,019
Information Technology — 2.74%
ACM Research, Inc., Class A
(a)
32,000 561,920
CERAGON NETWORKS LTD
(a)
105,000 204,750
Daktronics, Inc.
(a)
31,000 259,160

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
COMMON STOCKS — 93.95% - (continued) Shares Fair Value
Information Technology — 2.74% - (continued)
Universal Security Instruments, Inc.
(a)
75,000 $ 178,500
1,204,330
Materials — 7.76%
B2Gold Corp. 250,000 772,500
Friedman Industries, Inc. 23,000 320,160
Kinross Gold Corp. 87,000 441,090
Livent Corp.
(a)
18,000 386,460
MAG Silver Corp
(a)
20,000 228,400
Mosaic Co. (The) 9,000 349,650
Ramaco Resources, Inc. 64,000 501,760
Select Water Solutions, Inc., Class A 28,000 225,400
TRX Gold Corp.
(a)
470,000 184,052
3,409,472
Technology — 2.44%
Canadian Solar, Inc.
(a)
11,500 322,115
ePlus, Inc.
(a)
7,000 464,660
Valero Energy Corp. 2,200 285,780
1,072,555
Total Common Stocks (Cost $39,457,893) 41,262,931
MONEY MARKET FUNDS — 5.97% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 5.21%
(b)
2,620,505 2,620,505
Total Money Market Funds (Cost $2,620,505) 2,620,505
Total Investments — 99.92%
    (Cost $42,078,398) 43,883,436
Other Assets in Excess of Liabilities — 0.08% 37,176
NET ASSETS — 100.00% $ 43,920,612
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.
ADR - American Depositary Receipt